Supplemental cash flow information - Disclosure of detailed information about non-cash investing and financing transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents if different from statement of financial position [abstract]
Shares and warrants issued to settle debt (note 13(e))	$ 10,110	$ 15,504
Non-cash changes in accounts payable in relation to capital expenditures	(1,427)	17,379
Non-cash proceeds from disposition of assets (note 5(c))	4,431	7,791
Recoverable taxes reclassified from mineral properties, plant and equipment to accounts receivable and other assets (note 10)	(11,294)	0
Right-of-use assets recognized	1,548	0
Shares issued in debt financing (note 17(b))	0	1,320
Consideration payable for Mesquite Acquisition (note 5(b))	$ 0	$ 12,451